Consolidated Statements of Changes in Equity (Deficiency) - CAD ($)	Share Capital [Member]	Share-based Payments Reserve [Member]	Investment Revaluation Reserve [Member]	Share Warrants Reserve [Member]	Deficit [Member]	Total
Balance, beginning at Mar. 31, 2015	$ 58,955,410	$ 2,202,640	$ 54,840	$ 2,811,220	$ (63,547,972)	$ 476,138
Balance, shares beginning at Mar. 31, 2015	141,324,061
Net loss for the year					(1,118,779)	(1,118,779)
Other comprehensive loss for the year			(33,438)			(33,438)
Total comprehensive loss			(33,438)		(1,118,779)	(1,152,217)
Issuance of common shares pursuant to a property option agreement	$ 12,500					12,500
Issuance of common shares pursuant to a property option agreement, shares	100,000
Issuance of share purchase warrants				322,143		322,143
Balance, ending at Mar. 31, 2016	$ 58,967,910	2,202,640	21,402	3,133,363	(64,666,751)	(341,436)
Balance, shares ending at Mar. 31, 2016	141,424,061
Net loss for the year					(1,042,648)	(1,042,648)
Other comprehensive loss for the year			8,064			8,064
Total comprehensive loss			8,064		(1,042,648)	(1,034,584)
Issuance of share purchase warrants				607,406		607,406
Exercise of share purchase warrants	$ 592,000			(232,000)		360,000
Exercise of share purchase warrants, shares	4,000,000
Balance, ending at Mar. 31, 2017	$ 59,559,910	2,202,640	29,466	3,508,769	(65,709,399)	(408,614)
Balance, shares ending at Mar. 31, 2017	145,424,061
Net loss for the year					(2,072,266)	(2,072,266)
Other comprehensive loss for the year			27,993			27,993
Total comprehensive loss			27,993		(2,072,266)	(2,044,273)
Issuance of common shares pursuant to a property option agreement	$ 677,000					677,000
Issuance of common shares pursuant to a property option agreement, shares	3,761,111
Issuance of common shares pursuant to a private placement, net of issuance costs	$ 2,481,300					2,481,300
Issuance of common shares pursuant to a private placement, net of issuance costs, shares	13,045,500
Issuance of common shares pursuant to exercise of share purchase warrants	$ 540,000					540,000
Issuance of common shares pursuant to exercise of share purchase warrants, shares	6,555,555
Reallocation of share warrant reserve to share capital for exercised warrants	$ 625,846			(625,846)
Reallocation of share warrant reserve to share capital for exercised warrants, shares
Balance, ending at Mar. 31, 2018	$ 63,884,056	$ 2,202,640	$ 57,459	$ 2,882,923	$ (67,781,665)	$ 1,245,413
Balance, shares ending at Mar. 31, 2018	168,786,227